Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 79,746	$ 64,398	$ 98,070
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,562	12,447	11,832
Amortization of intangible assets	0	766	2,964
Gain from disposal of short-term investments	(169)	(48)	(134)
Gain (loss) from disposal of subsidiary	293	(12,409)
Gain from disposal of long-term investments		(473)
Loss on equity-method investment			473
Stock-based compensation	14,589	14,591	20,779
Loss on disposal of property and equipment	143	22	66
Impairment of goodwill and intangible assets	17,489	15,970	4,069
Deferred income taxes	(667)	1,118	(1,664)
Changes in operating assets and liabilities:
Short-term investments	2,391	1,627	3,240
Notes and accounts receivable	(7,091)	(18,755)	(12,628)
Inventories	(21,723)	(10,155)	12,668
Prepaid expenses and other current assets	(5,031)	(1,932)	2,689
Other assets	172	(397)	142
Notes and accounts payable	13,848	4,426	(28,766)
Refund liabilities	(154)	167	2,093
Accrued expenses and other current liabilities	7,328	10,607	(4,679)
Income tax payable	4,421	(1,698)	(7,329)
Other liabilities	(1,918)	(2,577)	4,357
Net cash provided by operating activities	117,229	77,695	108,242
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of long-term investment	(2,000)		(4,715)
Proceeds from sale of subsidiary		43,968
Proceeds from sale of long-term investment		1,715
Purchase of property and equipment	(19,545)	(11,015)	(74,853)
Net cash provided by (used in) investing activities	(21,545)	34,668	(79,568)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of bank loan	(50,000)		(25,000)
Proceeds from bank loan	50,000
Dividends paid	(48,901)	(44,029)	(43,281)
Share repurchase	(25,013)	(26,231)	(33,539)
Net cash used in financing activities	(73,914)	(70,260)	(101,820)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	21,770	42,103	(73,146)
EFFECT OF EXCHANGE RATE CHANGES	(812)	(977)	(1,250)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	348,253	307,127	381,523
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	369,211	348,253	307,127
SUPPLEMENTAL INFORMATION
Interest paid	11		376
Income taxes paid	8,518	5,612	13,792
Disposal of FCI
Total consideration		54,129
Other current assets		(245)
Cash and restricted cash disposed		(9,916)
Proceeds from sale of subsidiary		43,968
Non-Cash Investing and Financing Activities:
Unpaid purchase of property and equipment included in accounts payable and accrued liabilities	2,105	523	960
Dividend declared included in accrued expenses and accrued liabilities	$ 36,658	$ 35,906	$ 32,851